CONVERTIBLE SENIOR NOTES AND CALL OPTIONS - Call options (Details) - 9 months ended Sep. 30, 2020 - Call Option [Member] $ in Millions	CNY (¥)	USD ($)
Debt Instrument [Line Items]
Derivative Asset, Fair Value, Gross Asset | $		$ 30
Fair Value, Option, Changes in Fair Value, Gain	¥ 218,498,321
Fair Value, Option, Changes in Fair Value, Loss	663,084
Exchange Gain for Call Option	5,610,000
Exchange Loss for Call Option	¥ 4,983,000